Share-based Compensation - Restricted Stock Units Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restructuring charges	$ 2,461	$ 5,171	$ 9,820	$ 5,171
Employee Severance
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restructuring charges	0	1,612	2,293	1,612
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation	8,014	10,401	24,273	31,480
Intrinsic value of awards vested	$ 0	$ 0	$ 2,867	$ 2,422